Share-based payments - Management share option plans (Details)	Dec. 31, 2021	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable	0
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Thereof exercisable		0